Capital Structure and Financial Matters - JonesTrading Sales Agreement (Details)									1 Months Ended		9 Months Ended
	Dec. 29, 2022 USD ($) $ / shares shares	Dec. 29, 2022 DKK (kr) kr / shares shares	Oct. 20, 2022 shares	Oct. 20, 2022 USD ($) $ / shares shares	Oct. 20, 2022 DKK (kr) shares	Oct. 13, 2022 kr / shares shares	Oct. 03, 2022 USD ($)	Oct. 03, 2022 DKK (kr)	Oct. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 DKK (kr) shares	Jul. 31, 2023 kr / shares	Dec. 31, 2022 DKK (kr) kr / shares	Aug. 31, 2022 kr / shares	Dec. 31, 2021 kr / shares	Feb. 05, 2021 kr / shares	Jan. 04, 2021 kr / shares	Aug. 10, 2020 kr / shares
Capital Structure and Financial Matters
Registered share capital (in DKK) | kr		kr 24,139,413
ADS
Capital Structure and Financial Matters
Ordinary shares sold (in shares) | shares			114,402			114,402					3,323,212	3,323,212
Par value per share | kr / shares													kr 1
Number of ordinary shares per ADS											1	1	1
Ordinary shares purchase price | $ / shares				$ 2.76							$ 1.79
Proceeds from issue of shares | $							$ 300,000				$ 6,000,000.0
Increase in share capital | kr								kr 114,402				kr 3,323,212
Ordinary Shares
Capital Structure and Financial Matters
Ordinary shares sold (in shares) | shares									269,136	745,380
Par value per share | kr / shares														kr 1	kr 1	kr 1	kr 1	kr 1	kr 1
Ordinary shares purchase price | $ / shares									$ 8.89	$ 8.89
Proceeds from issue of shares | $									$ 2,400,000	$ 6,600,000
Outstanding share capital due to exercise of warrants | kr														kr 24,139,413
At-The-Market Issuance Sales Agreement
Capital Structure and Financial Matters
Percentage of commission to be paid							3.00%
Ordinary shares sold (in shares) | shares	4,450	4,450
Proceeds from issue of shares | $	$ 9,968
Increase in share capital | kr		kr 4,450
At-The-Market Issuance Sales Agreement | ADS
Capital Structure and Financial Matters
Maximum aggregate value of shares to sell | $							$ 14,400,000
Percentage of commission to be paid							3.00%
Threshold period of prior notice to terminate agreement							10 days	10 days
Ordinary shares sold (in shares) | shares	4,450	4,450		114,403	114,403
Number of ordinary shares per ADS		1	1	1	1
Ordinary shares purchase price | $ / shares	$ 2.24			$ 2.76
Proceeds from issue of shares | $				$ 300,000
Increase in share capital | kr					kr 114,403
At-The-Market Issuance Sales Agreement | Ordinary Shares
Capital Structure and Financial Matters
Par value per share | kr / shares		kr 1				kr 1